Other Non-Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Other Non-Financial Liabilities
Vacation accruals	€ 1,680	€ 1,173	€ 602
Value added tax payables	1,477
Other tax liabilities	1,455	1,021	421
Miscellaneous other current non-financial liabilities	585	401	154
Total other non-financial liabilities	€ 5,197	€ 2,595	€ 1,177